DELAWARE VIP® TRUST

Delaware VIP International Value Equity Series (the “Series”)

Supplement to the Series’ Statement of Additional Information
dated April 30, 2019

Effective the date of this supplement, the following replaces the information in the section entitled “Portfolio Managers – Delaware Management Company – Other Accounts Managed”:
Delaware Management Company
Other Accounts Managed
The following chart lists certain information about types of other accounts for which each portfolio manager is primarily responsible as of Dec. 31, 2018 unless otherwise noted. Any accounts managed in a personal capacity appear under “Other Accounts” along with the other accounts managed on a professional basis. The personal account information is current as of Dec. 31, 2018.

	No. of Accounts	Total Assets Managed	No. of Accounts with Performance Based-Fees	Total Assets in Accounts with Performance- Based Fees
Christopher S. Adams
Registered investment companies:	4	$5.0 billion	0	$0
Other pooled investment vehicles:	1	$10.6 million	0	$0
Other accounts:	20	$1.0 billion	0	$0
Damon J. Andres
Registered investment companies:	8	$1.4 billion	0	$0
Other pooled investment vehicles:	2	$60.7 million	0	$0
Other accounts:	2	$245.0 million	0	$0
Åsa Annerstedt*
Registered investment companies:	0	$0	0	$0
Other pooled investment vehicles:	9	$2.6 billion	0	$0
Other accounts:	11	$1.8 billion	1	$300.5 million
Kristen E. Bartholdson
Registered investment companies:	9	$15.3 billion	0	$0
Other pooled investment vehicles:	4	$1.0 billion	0	$0
Other accounts:	26	$5.5 billion	1	$1.4 billion
Christopher S. Beck
Registered investment companies:	5	$5.4 billion	0	$0
Other pooled investment vehicles:	0	$0	0	$0
Other accounts:	5	$321.9 million	0	$0
Adam H. Brown
Registered investment companies:	14	$16.3 billion	0	$0
Other pooled investment vehicles:	3	$356.5 million	0	$0
Other accounts:	4	$823.8 million	0	$0

Kelley Mckee Carabasi
Registered investment companies:	5	$5.4 billion	0	$0
Other pooled investment vehicles:	0	$0	0	$0
Other accounts:	3	$189.6 million	0	$0
Stephen G. Catricks
Registered investment companies:	5	$5.4 billion	0	$0
Other pooled investment vehicles:	0	$0	0	$0
Other accounts:	3	$189.6 million	0	$0
Liu-Er Chen
Registered investment companies:	7	$6.7 billion	0	$0
Other pooled investment vehicles:	5	$790.5 million	0	$0
Other accounts:	3	$760.8 million	1	$296.2 million
Craig C. Dembek
Registered investment companies:	9	$2.3 billion	0	$0
Other pooled investment vehicles:	2	$115.3 million	2	$115.3 million
Other accounts:	0	$0	0	$0
Roger A. Early
Registered investment companies:	13	$19.4 billion	0	$0
Other pooled investment vehicles:	3	$730.7 million	0	$0
Other accounts:	45	$7.3 billion	0	$0
Christopher Gowlland*
Registered investment companies:	0	$0	0	$0
Other pooled investment vehicles:	1	$37.9 million	0	$0
Other accounts:	0	$0	0	$0
Jens Hansen**
Registered investment companies:	0	$0	0	$0
Other pooled investment vehicles:	9	$2.6 billion	0	$0
Other accounts:	11	$1.8 billion	1	$300.5 million
Scott P. Hastings
Registered investment companies:	4	$490.2 million	0	$0
Other pooled investment vehicles:	3	$157.5 million	2	$115.3 million
Other accounts:	2	$245.0 million	0	$0
J. David Hillmeyer
Registered investment companies:	10	$17.2 billion	0	$0
Other pooled investment vehicles:	4	$583.6 million	0	$0
Other accounts:	11	$4.5 billion	1	$1.6 billion
Claus Juul**
Registered investment companies:	0	$0	0	$0
Other pooled investment vehicles:	9	$2.6 billion	0	$0
Other accounts:	11	$1.8 billion	1	$300.5 million

Nikhil G. Lalvani
Registered investment companies:	9	$15.3 billion	0	$0
Other pooled investment vehicles:	4	$1.0 billion	0	$0
Other accounts:	26	$5.5 billion	1	$1.4 billion
Kent P. Madden
Registered investment companies:	5	$5.4 billion	0	$0
Other pooled investment vehicles:	0	$0	0	$0
Other accounts:	3	$189.6 million	0	$0
Daniela Mardarovici***
Registered investment companies:	6	$14.9 billion	0	$0
Other pooled investment vehicles:	0	$0	0	$0
Other accounts:	0	$0	0	$0
Paul A. Matlack
Registered investment companies:	10	$2.4 billion	0	$0
Other pooled investment vehicles:	2	$358.1 million	0	$0
Other accounts:	1	$82.7 million	0	$0
John P. McCarthy
Registered investment companies:	15	$17.6 billion	0	$0
Other pooled investment vehicles:	2	$338.4 million	0	$0
Other accounts:	4	$823.8 million	0	$0
Brian C. McDonnell
Registered investment companies:	7	$11.1 billion	0	$0
Other pooled investment vehicles:	9	$1.2 billion	0	$0
Other accounts:	52	$6.3 billion	0	$0
Francis X. Morris
Registered investment companies:	5	$5.2 billion	0	$0
Other pooled investment vehicles:	1	$10.6 million	0	$0
Other accounts:	20	$1.0 billion	1	$45.6 million
Michael S. Morris
Registered investment companies:	4	$5.0 billion	0	$0
Other pooled investment vehicles:	1	$10.6 million	0	$0
Other accounts:	20	$1.0 billion	0	$0
Donald G. Padilla
Registered investment companies:	4	$5.0 billion	0	$0
Other pooled investment vehicles:	1	$10.6 million	0	$0
Other accounts:	20	$1.0 billion	0	$0
Klaus Petersen**
Registered investment companies:	0	$0	0	$0
Other pooled investment vehicles:	9	$2.6 billion	0	$0
Other accounts:	11	$1.8 billion	1	$300.5 million

David E. Reidinger
Registered investment companies:	4	$5.0 billion	0	$0
Other pooled investment vehicles:	1	$10.6 million	0	$0
Other accounts:	20	$1.0 billion	0	$0
Robert A. Vogel, Jr.
Registered investment companies:	9	$15.3 billion	0	$0
Other pooled investment vehicles:	4	$1.0 billion	0	$0
Other accounts:	26	$5.5 billion	1	$1.4 billion
Babak Zenouzi
Registered investment companies:	9	$1.7 billion	0	$0
Other pooled investment vehicles:	4	$176.0 million	2	$115.3 million
Other accounts:	3	$254.4 million	0	$0
*	Christopher Gowlland became portfolio manager of Delaware VIP International Value Equity Series in July 2019. Information provided is as of June 30, 2019.
**	Jens Hansen, Klaus Petersen, Claus Juul and Åsa Annerstedt became portfolio managers of Delaware VIP International Value Equity Series in March 2019. Information provided is as of Jan. 31, 2019.
***	Daniela Mardarovici became a portfolio manager of Delaware VIP® Diversified Income Series in March 2019. Information provided is as of March 31, 2019.

Effective the date of this supplement, the following replaces the information in the section entitled “Portfolio Managers — Delaware Management Company — Ownership of Series Shares”:

Ownership of Series Shares

As of Dec. 31, 2018, the portfolio managers did not own any shares of the Series. As of Jan. 31, 2019, Ms. Annerstedt, and Messrs. Hansen, Petersen, and Juul did not own shares of the Series. As of March 31, 2019, Ms. Mardarovici did not own shares of the Series. As of June 30, 2019, Mr. Gowlland did not own shares of the Series.

Please keep this Supplement for future reference.

This Supplement is dated July 29, 2019.